FRESNILLO OBLIGATION - Long term debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Cash interest paid	$ (11,307,000)	$ (2,914,000)
Current	15,000,000
Non-current	22,800,000
Fresnillo obligation
Disclosure of detailed information about borrowings [line items]
Initial recognition	37,800,000
Accretion during the period, capitalized (note 9(c))	1,654,000	$ 0
Cash interest paid	(1,654,000)
At December 31, 2021	37,800,000
Current	15,000,000
Non-current	22,800,000
Total	$ 37,800,000